Income Taxes - Schedule of Reconciliation Statutory Tax Expense (Benefit) (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes - Schedule Of Reconciliation Statutory Tax Expense Benefit Details 10-k
Federal statutory rate at 34 percent	$ (6,206,000)	$ (5,341,000)
State taxes, net of federal tax expense (benefit)	(499,000)	(440,000)
Nondeductible interest	2,002,000	750,000
Stock-based compensation	59,000	67,000
Nondeductible acquisition costs		34,000
Nondeductible meals & entertainment	21,000	27,000
Other	84,000
Change in valuation allowance	$ 4,539,000	$ 4,903,000